Share-based compensation (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 14, 2014 shares	Mar. 31, 2012 shares
Share-Based Compensation [Line Items]
Share based compensation expense | $		$ 69,410	$ 95,176	$ 107,719
Equity Incentive Plan 2012
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares)						8,064,081
Equity Incentive Plan 2014
Share-Based Compensation [Line Items]
Equity awards available for grants (in shares)					4,500,000
NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units convertible to common shares, conversion ratio	1
NV Equity Plan | Minimum
Share-Based Compensation [Line Items]
Equity award vesting period		3 years
NV Equity Plan | Maximum
Share-Based Compensation [Line Items]
Equity award vesting period		5 years
Restricted Stock Units | NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units converted to restricted stock (in shares)		435,000
Restricted Stock | NV Equity Plan
Share-Based Compensation [Line Items]
Restricted stock units converted to restricted stock (in shares)		435,000
Shares withheld to pay taxes (in shares)		208,704
Shares withheld to pay taxes, treated as converted (in shares)		57,786
Share based compensation expense | $		$ 4,700
Converted Restricted Stock | NV Equity Plan
Share-Based Compensation [Line Items]
Shares withheld to pay taxes (in shares)		162,806
Share based compensation expense | $		$ 3,000